Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Restatement of Previously Issued Financial Statements

NOTE 3 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On July 17, 2013, the Company filed a registration statement on Form S-1 which included consolidated statements of operations for the years ended December 31, 2012 and 2011 with patent infringement settlements and licensing income classified as other income. Subsequently, the Company filed a series of amendments on Forms S-1/A wherein the patent infringement settlements and licensing income in the consolidated statements of operations were reclassified as revenue due to a change in the Company’s business model.

The portion of consideration received from the settlement of litigation, net of any contingent legal fees, representing the value of any legal release, which had previously been classified as revenues is now reported as gain on settlements within other income on the consolidated statements of operations. The portion of settlement proceeds representing the license granted, which had previously been included in revenues, is now recorded as settlement proceeds for modification of licensing agreement within other income on the consolidated statements of operations. Other legal costs incurred in connection with patent infringement litigation and previously classified as costs of revenues, are now included in selling, general and administrative expenses on the consolidated statements of operations.

The Company has since determined that the patent infringement settlements and licensing income are subject to multiple element accounting. However, the information needed to develop the models used to arrive at the fair value of the various elements included in litigation settlements are sealed by the court and are not readily available to support company’s classification of such amounts as revenues. Consequently, the Company is readily unable to determine or support the fair value of the multiple elements of the settlement, and has included amounts received in such settlements as other income.

Accordingly, the Company has restated the condensed consolidated statements of operations for the three and six months ended June 30, 2013 and 2012 and the three and nine months ended September 30, 2013 and 2012 included in the Company’s Quarterly Reports on Form 10-Q and the condensed consolidated statements of operations for the years ended December 31, 2012 and 2011 included in the Company’s Form S-1/A filed on January 21, 2014, in order to correct the classification of the consideration received upon the settlement of patent infringement litigation in the years ended December 31, 2012 and 2011. Such restatements did not have an impact on previously reported net income (loss) or net income (loss) per share, total equity and total assets.

The following is a summary of the effects of the restatement for December 31, 2012 and 2011 (dollars in thousands):

	For the Years Ended December 31,
	2012			2011
	Previously			Previously
	reported on			reported on
	Form S-1/A	Adjustment	As restated	Form S-1/A	Adjustment	As restated
Revenues	$88,969	$(88,969)	$—	$24,908	$(24,908)	$—
Cost of revenues	9,151	(9,151)	—	1,465	(1,465)	—

Gross Profit	79,818	(79,818)	—	23,443	(23,443)	—
Operating Expenses
Selling, general and administrative	2,108	651	2,759	353	1.465	1,818
Transaction costs	—	—	—	—	—	—

Total operating expenses	2,108	651	2,759	353	1,465	1,818

Operating Income (Loss)	77,710	(80,469)	(2,759)	23,090	(24,908)	(1,818)

Other Income
Gain on settlements	—	77,353	77,353	—	24,908	24,908
Gain on sale of patents, net of legal costs	—	—	—	1,280	—	1,280
Settlement proceeds for modification of licensing agreement	—	3,116	3,116	—	—	—
Interest income	164	—	164	3,124	—	3,124

Total Other Income	164	80,469	80,633	4,404	24,908	29,312

Income before provision for income taxes	77,874	—	77,874	27,494	—	27,494
Provision for income taxes	26,889	—	26,889	3,396	—	3,396

Net Income	$50,985	$—	$50,985	$24,098	$—	$24,098

Net Income per share, basic and diluted	$2.48		$2.48	$1.17		$1.17